Stock Options (Narrative) (Details)					1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 02, 2022 Share $ / shares	Jul. 04, 2022 Share $ / shares	Feb. 11, 2022 Share $ / shares	Dec. 10, 2021 Share $ / shares	Mar. 27, 2024 Share $ / shares	Mar. 28, 2023 Share $ / shares	Feb. 21, 2023 USD ($)	Feb. 14, 2023 Share $ / shares	May 18, 2021 Share $ / shares	Jun. 30, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares shares	Mar. 31, 2024 USD ($) Share Incentive_Plan shares	Mar. 31, 2023 Share $ / shares shares	Mar. 31, 2023 USD ($) Share shares	Mar. 31, 2022 Share $ / shares shares	Mar. 31, 2022 USD ($) Share shares	Jun. 28, 2024 Share $ / shares	Mar. 31, 2021 Share	May 14, 2019 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of incentive stock option plans | Incentive_Plan												2
Number of stock options granted in share-based payment arrangement												605,000		835,000		916,650
Exercise price of stock options granted | $ / shares											$ 2.72		$ 3.66		$ 16.61
Vesting percentage of stock options									25.00%
Number of stock options exercised in share-based payment arrangement												85,715		3,322		329,822
Number of stock options forfeited or expired in share-based payment arrangement												263,041		317,913		99,284
Number of stock options exercisable											1,711,798	1,711,798	1,265,128	1,265,128	700,957	700,957		882,964
Exercise price of stock options forfeited | $ / shares											$ 5.26		$ 11.16		$ 13.6
Share-based payments | $												$ 1,502,112		$ 3,645,893		$ 5,771,475
Weighted average share price | $ / shares											$ 3.85		$ 8.06		$ 10.87
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum aggregate fair market value of stock options exercisable | $							$ 100,000
Number of stock options available for issuance in share based arrangement | shares											26,455	26,455	255,246	255,246
Number of performance based awards available for issuance in share based arrangement | shares											2,499,116	2,499,116	2,467,595	2,467,595
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement | shares											26,455	26,455	255,246	255,246
Number of performance based awards available for issuance in share based arrangement | shares											2,499,116	2,499,116	2,467,595	2,467,595
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares																			2,129,999
Number of stock options available for issuance in share based arrangement | shares															612,152	612,152
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares																				1,491,541
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options forfeited or expired in share-based payment arrangement										55,642
Number of stock options exercisable																	20,000
Exercise price of stock options forfeited | $ / shares										$ 10.09
Weighted average exercise price of exercisable share options | $ / shares																	$ 1.4
March 27, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement					605,000
Description of maximum term of options granted for share-based payment arrangement					five years
Exercise price of stock options granted | $ / shares					$ 2.72
February 14, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement								660,000
Description of maximum term of options granted for share-based payment arrangement								five years
Exercise price of stock options granted | $ / shares								$ 3.8
December 10, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement				693,000
Description of maximum term of options granted for share-based payment arrangement				five years
Exercise price of stock options granted | $ / shares				$ 16.45
Officers and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement				350,000	360,000			420,000
Officers and directors [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%	25.00%			25.00%
Officers and directors [Member] | After 6 months, 9 months, and 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%	25.00%			25.00%
Officer and director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement					60,000
Officer and director [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					20.00%
Officer and director [Member] | After 6 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					20.00%
Officer and director [Member] | After 288 days [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					30.00%
Officer and director [Member] | After 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					30.00%
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement	60,000	15,000	50,000	278,000	110,000	100,000		225,000	173,650
Description of maximum term of options granted for share-based payment arrangement	five years	five years	3 years			5 years			five years
Exercise price of stock options granted | (per share)	$ 2.46	$ 4.25	$ 8.32			$ 2.85			$ 19.62
Employees [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%	25.00%		25.00%	25.00%			25.00%	25.00%
Employees [Member] | After years 1, 2 and 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%	25.00%		25.00%	25.00%	25.00%		25.00%
Employees Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement					40,000
Employees Two [Member] | After 288 days [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					50.00%
Employees Two [Member] | After years 2 and 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					25.00%
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement				65,000	35,000			15,000
Consultants [Member] | After 4 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%	25.00%			25.00%
Consultants [Member] | After 6 months, 9 months, and 12 months [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%				25.00%
Consultants [Member] | After years 1, 2 and 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					25.00%